Borrowing Arrangements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 15, 2021	Jun. 30, 2021	Dec. 31, 2021	May 31, 2021
Credit And Security Agreement [Member]
Line Of Credit Facility [Line Items]
Debt Issuance Costs, Net			$ 0.2
Debt Instrument, Fee Amount			0.1
Fees Related To Issuance Of Warrant			$ 0.1
Credit Agreement [Member]
Line Of Credit Facility [Line Items]
Amount Borrowed				$ 6.0
Amount Repaid		$ 6.0
Credit Agreement [Member] | JPMorgan Chase Bank NA [Member]
Line Of Credit Facility [Line Items]
Class of warrant or right, number of securities called by warrants or rights	114,454
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01
Old Talkspace [Member] | Credit And Security Agreement [Member] | Term Loan [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Face Amount	$ 15.0
Old Talkspace [Member] | Credit And Security Agreement [Member] | JPMorgan Chase Bank NA [Member] | Term Loan [Member]
Line Of Credit Facility [Line Items]
Debt Instrument, Drawn Period	12 months
Debt Instrument, Payment Terms	The term loan will be required to be repaid within thirty-six months, beginning twelve months from the effective date of the Credit Agreement.
Old Talkspace [Member] | Credit Agreement [Member]
Line Of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 5.0